Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) RevenueMultiple	Mar. 31, 2024 USD ($) RevenueMultiple
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Risk free interest rate, Significant unobservable inputs		6.60%	7.13%
Discount rate, Significant unobservable inputs			22.00%
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Revenue, Significant unobservable inputs	$ 3,054		$ 4,907
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member] | EBITDA [Member]
Disclosure of detailed information about financial instruments [line items]
EBITDA (loss), Significant unobservable inputs	$ 385		$ (265)
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Risk free interest rate, Significant unobservable inputs		6.55%	7.10%
Bottom of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		3.7	3.7
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs		23.20%	23.80%
Discount rate, Significant unobservable inputs		13.30%
Bottom of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs		22.30%	31.20%
Discount rate, Significant unobservable inputs		17.40%	17.00%
Net revenue, Significant unobservable inputs		$ 9,217	$ 6,361
Servicing margin, Significant unobservable inputs		1,424	1,790
Profit before tax, Significant unobservable inputs		2,124	1,037
Financial parameters, Significant unobservable inputs		$ 4,549	$ 4,883
Top of Range [Member] | Other Investments Equity Securities FVOCI [Member]
Disclosure of detailed information about financial instruments [line items]
Net revenue multiple, significant unobservable inputs | RevenueMultiple		4.8	4.8
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs		48.00%	53.50%
Discount rate, Significant unobservable inputs		19.00%
Top of Range [Member] | Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure of detailed information about financial instruments [line items]
Volatility, Significant unobservable inputs		40.50%	45.00%
Discount rate, Significant unobservable inputs		25.00%	20.80%
Net revenue, Significant unobservable inputs		$ 14,575	$ 9,674
Servicing margin, Significant unobservable inputs		2,199	2,648
Profit before tax, Significant unobservable inputs		4,345	2,434
Financial parameters, Significant unobservable inputs		$ 6,656	$ 7,064